Segment disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Segment disclosures [Text Block]

15 Segment disclosures

The Company operations are conducted in three reportable segments: real estate development in the United States ("Real Estate"), solar energy projects in Puerto Rico ("Solar Energy") and corporate headquarters located in Canada ("Corporate"). The Company reports information about its operating segments based on the manner in which the Company's chief decision maker views and evaluates the Company's business.

As the Company capitalizes all directly attributable costs related to its Real Estate and Solar Energy segments in accordance with the accounting policy for investment properties and intangibles assets, all material items of profit and loss are attributable to the Corporate segment.

	As at December 31, 2025				As at December 31, 2024
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	10,273,524	8,058,124	3,223,102	21,554,750	10,162,415	8,225,009	1,876,420	20,263,844
Net additions to non-current, non-financial assets	111,109	(166,885)	1,346,682	1,290,906	1,826,336	1,049,429	31,545	2,907,310
Total liabilities	4,415,111	61,850	13,262,026	17,738,987	4,256,795	64,168	11,854,735	16,175,698
Loss
Interest expense	-	(461,837)	(1,484,783)	(1,946,620)	(550,338)	-	(1,114,306)	(1,664,644)
Interest income	-	-	-	-	-	-	-	-
Loss	(577,615)	(8,251)	(940,099)	(1,525,965)	(688,681)	(7,093)	(4,439,802)	(5,135,576)

	As at December 31, 2023
	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$
Total assets	8,336,079	7,175,580	2,602,101	18,113,760
Net additions to non-current, non-financial assets	2,879,660	1164,031	(625,827)	2,417,864
Total liabilities	4,655,747	139,698	8,317,254	13,112,699
Loss
Interest expense	(1,398)	-	(208,637)	(210,035)
Interest income	-	-	29,333	29.333
Loss	(105,015)	(8,484)	(2,700,336)	(2,813,835)

Entity wide disclosures

Information about geographical areas:

	Canada	California	Puerto Rico	Total
As at December 31, 2025
Non-current assets	-	10,273,524	8,058,124	$18,331,648
As at December 31, 2024
Non-current assets	$82,737	$10,162,415	$8,225,009	$18,470,161
As at December 31, 2023
Non-current assets (note 2)	$51,192	$8,336,079	$7,175,580	$15,562,851